Investments - Narrative (Details)	Dec. 31, 2025 USD ($) security	Dec. 31, 2024 USD ($) security
Debt Securities, Available-for-Sale [Line Items]
Number of securities | security	215	431
Number of positions | security	1,624	1,713
Debt securities, available-for-sale, continuous unrealized loss position, largest single amount	$ 100,000	$ 500,000
Fixed income funds	63,400,000	0
Unfunded investment commitments	$ 12,200,000	$ 0
Percentage of total net asset value of hedge fund	1.00%	0.00%
Hedge Funds
Debt Securities, Available-for-Sale [Line Items]
Equity method investments	$ 110,000,000
Private credit funds
Debt Securities, Available-for-Sale [Line Items]
Unfunded investment commitments	$ 108,100,000	$ 0
Maximum
Debt Securities, Available-for-Sale [Line Items]
Percentage of total net asset value of hedge fund	94.00%	80.00%
Minimum
Debt Securities, Available-for-Sale [Line Items]
Percentage of total net asset value of hedge fund	6.00%	20.00%